Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers	49,652	26,921
Prepaid VAT	36,315	17,429
Rental deposit, current	27,361	13,861
Staff advances	5,259	312
Prepaid consulting expenses	4,899	4,839
Short-term construction deposits	5,559	3,081
Prepaid short-term rent	5,314	8,448
Interest receivable	166	653
Receivables from third-party payment platform	563	562
Others	33,647	33,107
Total	168,735	109,213
Less: Allowance for doubtful accounts	(21,059)	(30,498)
Total	147,676	78,715

The Group recognized bad debt loss for prepayment and other current assets of RMB11,395, RMB5,662 and RMB9,439 in 2020, 2021 and 2022, respectively.

Notes:

(i)	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.

(ii)	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.